UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7388
                                   --------

Value Line Emerging Opportunities Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2004
                         --------------

Date of reporting period: March 31, 2004
                          --------------

Item 1.  Reports to Stockholders.
------   ------------------------

================================================================================

INVESTMENT ADVISER   Value Line, Inc.                  -------------------------
                     220 East 42nd Street                    ANNUAL REPORT
                     New York, NY 10017-5891           -------------------------
                                                             MARCH 31, 2004
DISTRIBUTOR          Value Line Securities, Inc.       -------------------------
                     220 East 42nd Street
                     New York, NY 10017-5891

CUSTODIAN BANK       State Street Bank and Trust Co.
                     225 Franklin Street
                     Boston, MA 02110

SHAREHOLDER          State Street Bank and Trust Co.
SERVICING AGENT      c/o BFDS
                     P.O. Box 219729
                     Kansas City, MO 64121-9729                VALUE LINE
                                                                EMERGING
INDEPENDENT          PricewaterhouseCoopers LLP              OPPORTUNITIES
AUDITORS             1177 Avenue of the Americas               FUND, INC.
                     New York, NY 10036

LEGAL COUNSEL        Peter D. Lowenstein, Esq.
                     Two Sound View Drive, Suite 100
                     Greenwich, CT 06830

DIRECTORS            Jean Bernhard Buttner
                     John W. Chandler
                     Frances T. Newton
                     Francis C. Oakley
                     David H. Porter
                     Paul Craig Roberts
                     Marion N. Ruth
                     Nancy-Beth Sheerr

OFFICERS             Jean Bernhard Buttner
                     CHAIRMAN AND PRESIDENT

                     Stephen E. Grant
                     VICE PRESIDENT

                     Brett R. Mitstifer
                     VICE PRESIDENT

                     David T. Henigson
                     VICE PRESIDENT AND
                     SECRETARY/TREASURER

                     Stephen La Rosa                             [LOGO]
                     ASSISTANT SECRETARY/TREASURER             VALUE LINE
                                                                NO-LOAD
                     Joseph Van Dyke                             MUTUAL
                     ASSISTANT SECRETARY/TREASURER               FUNDS


SMALL-CAP INVESTMENTS ENTAIL SPECIAL RISK CONSIDERATIONS INCLUDING LIQUIDITY AND VOLATILITY.

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #529905

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                      TO OUR VALUE LINE EMERGING
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

For the fiscal year ending March 31, 2004, the Value Line Emerging Opportunities Fund earned a total return of 43.78%. This compared with a total return of 63.83% for the Russell 2000(1), an index of U.S. small-capitalization stocks. For the five years ended March 31, 2004, the Fund earned an annualized total return of 17.01%, versus 9.65% for the Russell 2000; and for ten years, the Fund earned an annualized 13.91%, versus 10.43% for the Russell 2000.(2)

Even after the strong current rebound, the Russell 2000 remained slightly below its March 2000 peak. Your Fund, by contrast, generated positive total returns for shareholders during the challenging rollercoaster period since that peak, and reached new alltime highs during the fiscal year. Our attention to risk control and our early sales of stocks in the technology sector averted the heavy losses experienced by many funds in the 2000-2002 timeframe. By the same token, in the most recent 12 months, the Fund did not fully participate when those losing stocks partially rebounded from the cellar.

Our highly disciplined stock selection strategy is the key to the Fund's success. We invest in companies that are already winners: those showing strong earnings momentum and strong stock price momentum, relative to all other U.S. stocks. The sell discipline is also critical: when earnings momentum or stock price momentum falters, the laggard stock is quickly sold. The portfolio is widely diversified, with over 500 holdings across many industries, an important tool in minimizing risk. No single holding represents more than 0.5% of total assets. Healthcare, financial services, and technology are currently the Fund's largest sector investments.

Discount broker Charles Schwab has put the Fund on its Select List of favored funds, one of only four small-cap growth funds on the list. Media recognition of the Fund rose in the past year. Barron's (October 6, 2003) cited the Fund as one of the least risky growth funds in the U.S., and SmartMoney.com (June 19 and July 17, 2003) noted the Fund's strong long-term performance, "smoother ride" relative to other growth funds, and below-average expenses.

We will maintain our disciplined investment strategy, with an eye to both performance and risk control. Thank you for investing with us.

                                  Sincerely,

                                  /s/ Jean Bernhard Buttner

                                  Jean Bernhard Buttner
                                  CHAIRMAN and PRESIDENT

May 7, 2004



--------------------------------------------------------------------------------
(1) THE RUSSELL 2000 INDEX IS REPRESENTATIVE OF THE SMALLER CAPITALIZATION STOCKS TRADED IN THE UNITED STATES. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO INVEST IN THIS INDEX.

(2) THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTING IN SMALL-CAP INVESTMENTS SUCH AS INCREASED VOLATILITY, ILLIQUIDITY, AND BUSINESS RISKS.

--------------------------------------------------------------------------------
2

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

OPPORTUNITIES FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic expansion, after meandering about with little overall direction for more than a year, moved into high gear during last year's final half, when the nation's gross domestic product rose at its fastest pace in several years. What's more, the business upturn, buoyed by continuing strength on both the consumer and industrial fronts, has been pressing forward at a similarly vigorous pace thus far in 2004. Given this early 2004 strength and the continuing benefits from the likely persistence of historically low interest rates, we think that growth will average better than 4% for the year as a whole. Further solid business improvement is then likely in 2005. Under such a scenario, we would expect the Federal Reserve to move carefully and cautiously in raising interest rates.

Inflation, meantime, remains generally under control, aided in part, by subdued labor costs and adequate supplies of most raw materials. We note, though, that as the U.S. economy moves further along the recovery trail, some increases in inflation are likely to emerge. Absent a stronger business recovery than we now envision, or a further sharp rise in oil and gas prices (stemming from a worsening conflict in Iraq, a deterioration elsewhere in the contentious Middle East, or severe production cutbacks by the Organization of Petroleum Exporting Countries, or OPEC), price inflation should generally remain in check through the latter years of this decade. Long-term interest rates should increase modestly over the next several years, but most likely not to the degree that would threaten to bring the current business expansion to a halt.




















--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                  VALUE LINE EMERGING OPPORTUNITIES FUND, INC.
                       AND THE RUSSELL 2000 STOCK INDEX**


                              [PLOT POINTS GRAPH]


                                                  3/1994            3/2004
--------------------------------------------------------------------------------
VALUE LINE EMERGING OPPORTUNITIES FUND           $10,000           $36,764
--------------------------------------------------------------------------------
RUSSELL 2000 STOCK INDEX                         $10,000           $26,988
--------------------------------------------------------------------------------

                            FROM 4/1/94 TO 3/31/2004

Performance Data:*

                                                                  AVERAGE ANNUAL
                                                                   TOTAL RETURN
                                                                  --------------
1 year ended March 31, 2004 ...................................      +43.78%
5 years ended March 31, 2004 ..................................      +17.01%
10 years ended March 31, 2004 .................................      +13.91%

--------------------------------------------------------------------------------
 * THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
** THE RUSSELL 2000 STOCK INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF
   THE SMALLER CAPITALIZATION STOCKS TRADED IN THE UNITED STATES. THE PRESENTATION INCLUDES REINVESTED DIVIDENDS. THE RETURN FOR THE INDEX DOES NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.

--------------------------------------------------------------------------------
4

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                              VALUE
-------------------------------------------------------------------------
COMMON STOCKS (92.5%)
                 ADVERTISING (0.3%)
     4,250       Harte-Hanks, Inc. .........................  $    99,535
    13,500       R.H. Donnelley Corp.* .....................      630,450
                                                              -----------
                                                                  729,985

                 AEROSPACE/DEFENSE (1.1%)
    18,700       Armor Holdings, Inc.* .....................      618,970
    12,375       Engineered Support
                  Systems, Inc. ............................      603,776
    16,200       Esterline Technologies Corp.* .............      402,570
    13,950       Moog Inc. Class "A"* ......................      475,974
    33,000       Orbital Sciences Corp.* ...................      413,490
    12,500       United Defense Industries, Inc.* ..........      397,375
                                                              -----------
                                                                2,912,155

                 AIR TRANSPORT (0.2%)
    11,500       UTi Worldwide Inc. ........................      513,935

                 APPAREL (0.5%)
     7,000       Columbia Sportswear Co.* ..................      388,080
     9,000       Kellwood Co. ..............................      353,250
    12,000       Oxford Industries, Inc. ...................      554,280
                                                              -----------
                                                                1,295,610

                 AUTO & TRUCK (0.2%)
    10,200       Oshkosh Truck Corp. .......................      568,140

                 AUTO PARTS (1.0%)
    10,800       American Axle & Manufacturing
                  Holdings, Inc.* ..........................      397,980
    12,400       Autoliv Inc. ..............................      508,400
     5,000       BorgWarner Inc. ...........................      424,150
    14,000       Gentex Corp. ..............................      607,320
     7,500       Lear Corp. ................................      464,700
     4,000       Noble International, Ltd. .................      104,280
                                                              -----------
                                                                2,506,830

                 BANK (4.9%)
     4,700       Alabama National BanCorporation                  260,944
    14,400       BancorpSouth, Inc. ........................      315,072
     9,800       Bank of Hawaii Corp. ......................      454,034

SHARES                                                              VALUE
-------------------------------------------------------------------------
    16,700       BankUnited Financial Corp.
                  Class "A"* ...............................  $   495,990
     9,000       Cathay General Bancorp ....................      592,380
     9,200       Central Pacific Financial Corp. ...........      274,068
    10,200       City Holding Co. ..........................      349,860
     7,700       Community First Bankshares, Inc............      247,478
     5,700       East West Bancorp, Inc. ...................      319,200
    22,250       F.N.B. Corp. ..............................      491,725
     1,300       First Citizens BancShares, Inc.
                  Class "A" ................................      159,900
     8,300       First Community Bancorp ...................      310,337
    23,750       Fulton Financial Corp. ....................      528,913
     6,614       Independent Bank Corp. ....................      184,266
     8,750       International Bancshares Corp. ............      462,263
     8,200       MAF Bancorp, Inc. .........................      356,372
     9,750       MB Financial, Inc. ........................      380,152
    14,100       NBT Bancorp, Inc. .........................      317,250
    12,300       Pacific Capital Bancorp ...................      487,941
     9,300       Popular, Inc. .............................      400,830
     3,600       PrivateBankcorp, Inc. .....................      185,688
    18,300       R & G Financial Corp.
                  Class "B" ................................      632,082
    14,520       Republic Bancorp Inc. .....................      204,151
     6,900       S & T Bancorp, Inc. .......................      207,414
     5,600       Sandy Spring Bancorp, Inc. ................      203,168
    13,300       South Financial Group, Inc. (The)                393,547
     8,920       Texas Regional Bancshares, Inc.
                  Class "A" ................................      379,546
    24,000       TrustCo Bank Corp. NY .....................      323,040
    11,000       Trustmark Corp. ...........................      320,100
    14,800       UCBH Holdings, Inc. .......................      592,592
    15,000       Umpqua Holdings Corp. .....................      302,850
     9,500       United Bankshares Inc. ....................      289,750
     6,825       Valley National Bancorp ...................      190,895
     9,000       Washington Trust Bancorp, Inc. ............      237,600
     1,393       Wells Fargo & Co. .........................       78,941
     7,400       Westamerica Bancorporation ................      373,404
     9,200       Whitney Holding Corp. .....................      384,008
                                                              -----------
                                                               12,687,751

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES                                                         VALUE
--------------------------------------------------------------------
                 BANK -- MIDWEST (1.3%)
     9,000       Associated Banc-Corp. .................  $  403,110
    20,800       Bank of the Ozarks, Inc. ..............     573,040
     8,928       BOK Financial Corp.* ..................     366,048
    11,786       Commerce Bancshares, Inc. .............     562,310
     5,937       First Financial Bankshares, Inc. ......     237,896
     9,450       First Midwest Bancorp, Inc. ...........     322,623
     8,140       Glacier Bancorp, Inc. .................     262,515
     8,600       Hancock Holding Co. ...................     266,256
     5,000       IBERIABANK Corp. ......................     294,250
     7,000       Local Financial Corporation* ..........     152,600
                                                          ----------
                                                           3,440,648

                 BEVERAGE --
                  ALCOHOLIC (0.2%)
    12,500       Central European Distribution
                  Corp.* ...............................     404,250

                 BEVERAGE -- SOFT
                  DRINK (0.2%)
    20,200       Cott Corp.* ...........................     593,678

                 BIOTECHNOLOGY (1.2%)
    16,800       Gen-Probe, Inc.* ......................     561,288
     7,000       Invitrogen Corp* ......................     501,830
    40,000       Keryx Biopharmaceuticals, Inc.* .......     611,200
     7,800       Martek Biosciences Corp.* .............     444,600
    15,000       Medicines Company (The)* ..............     483,150
    21,000       Telik, Inc.* ..........................     563,640
                                                          ----------
                                                           3,165,708

                 BUILDING
                  MATERIALS (0.3%)
     8,100       Jacobs Engineering Group, Inc.* .......     361,260
     8,700       Simpson Manufacturing Co., Inc.*            425,865
                                                           ---------
                                                             787,125

                 CABLE TV (0.4%)
    56,000       Arris Group, Inc.* ....................     515,200
    48,000       UnitedGlobalCom, Inc.
                  Class "A"* ............................    407,520
                                                           ---------
                                                             922,720

SHARES                                                         VALUE
--------------------------------------------------------------------
                 CANADIAN ENERGY (0.2%)
     9,300       EnCana Corp. ..........................  $  401,016

                 CEMENT (0.1%)
     5,000       Ceradyne, Inc.* .......................     180,750
     4,000       Florida Rock Industries, Inc. .........     168,600
                                                          ----------
                                                             349,350

                 CHEMICAL --
                  SPECIALTY (0.9%)
    17,400       Airgas, Inc. ..........................     370,620
    12,400       Ecolab Inc. ...........................     353,772
    13,500       MacDermid, Inc. .......................     475,065
     8,000       Praxair, Inc. .........................     296,960
    21,200       Symyx Technologies, Inc.* .............     607,168
     7,300       Valspar Corp. .........................     359,379
                                                          ----------
                                                           2,462,964

                 COAL (0.3%)
    22,000       Joy Global Inc. .......................     617,540
     6,000       Peabody Energy Corp. ..................     279,060
                                                          ----------
                                                             896,600

                 COMPUTER &
                  PERIPHERALS (1.2%)
    30,000       Ingram Micro Inc. Class "A"* ..........     543,000
     9,000       Metrologic Instruments, Inc.* .........     210,600
     9,200       MICROS Systems, Inc.* .................     415,380
    31,000       Mobility Electronics, Inc.* ...........     282,069
    17,000       NetScreen Technologies, Inc.* .........     619,310
     9,500       ScanSource, Inc.* .....................     455,430
     7,050       Zebra Technologies Corp.
                  Class "A"* ...........................     489,059
                                                          ----------
                                                           3,014,848

                 COMPUTER SOFTWARE &
                  SERVICES (3.0%)
    24,000       Advanced Digital Information
                  Corp.* ...............................     273,120
    19,500       Altiris, Inc.* ........................     544,830
    10,000       ANSYS, Inc.* ..........................     397,400
     8,000       AuthentiDate Holding Corp.* ...........     106,000

--------------------------------------------------------------------------------
6

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                          VALUE
---------------------------------------------------------------------
     8,300       CACI International, Inc.
                  Class "A"* ...........................  $   356,900
     9,800       Cognizant Technology Solutions
                  Corp. Class "A"* .....................      443,450
    13,000       Concur Technologies, Inc.* ............      145,600
    19,000       Equinix, Inc.* ........................      688,009
     9,000       Fair, Issac & Co., Inc. ...............      324,720
    16,500       Intergraph Corp.* .....................      398,970
    46,000       Lawson Software, Inc.* ................      381,800
    18,200       Magma Design Automation, Inc.* ........      380,562
     9,300       MicroStrategy, Inc. Class "A"* ........      495,690
    25,000       Navarre Corp.* ........................      149,250
    41,000       Novell, Inc.* .........................      466,580
     2,000       NVE Corp.* ............................       95,360
     3,600       QAD Inc.* .............................       47,772
     2,000       Quality Systems, Inc.* ................       90,860
    30,000       Red Hat, Inc.* ........................      685,800
    20,000       Satyam Computer Services Ltd.
                  (ADR) ................................      410,400
     2,100       SRA International, Inc.
                  Class "A"* ...........................       77,574
    15,750       SS&C Technologies, Inc. ...............      382,252
    12,600       Symantec Corp.* .......................      583,380
                                                          -----------
                                                            7,926,279

                 DIVERSIFIED
                  COMPANY (1.0%)
    21,200       Acuity Brands, Inc. ...................      506,256
    10,400       Ametek, Inc. ..........................      266,656
     8,500       ESCO Technologies, Inc.* ..............      392,020
    21,300       Griffon Corp.* ........................      460,080
    13,000       Matthews International Corp.
                  Class "A" ............................      431,600
    42,000       Tyler Technologies, Inc. ..............      407,820
                                                          -----------
                                                            2,464,432

                 DRUG (5.0%)
    19,000       Alexion Pharmaceuticals, Inc.* ........      451,440
    13,400       American Pharmaceutical
                  Partners, Inc.* ......................      628,996
    16,400       Amylin Pharmaceuticals, Inc.* .........      388,516
    18,000       Angiotech Pharmaceuticals, Inc.* ......      439,380
    62,000       ARIAD Pharmaceuticals, Inc.* ..........      586,520

SHARES                                                          VALUE
---------------------------------------------------------------------
    26,000       Axcan Pharma Inc.* ....................  $   495,560
    16,300       Bradley Pharmaceuticals, Inc.* ........      410,434
     6,000       Covance Inc.* .........................      206,640
    45,000       deCODE genetics, Inc.* ................      477,000
    43,000       Discovery Laboratories, Inc.* .........      524,170
    50,000       Encysive Pharmaceuticals, Inc.* .......      514,000
     5,000       Eon Labs, Inc.* .......................      335,400
     7,000       Guilford Pharmaceuticals Inc.* ........       50,610
    14,000       ILEX Oncology, Inc.* ..................      334,880
     9,500       Immucor, Inc.* ........................      172,140
    30,000       Impax Laboratories, Inc.* .............      671,100
     9,750       K-V Pharmaceutical Co.
                  Class "A"* ...........................      239,460
    13,600       Medicis Pharmaceutical Corp.
                  Class "A" ............................      544,000
    10,500       MGI Pharma, Inc.* .....................      643,230
    17,400       Mylan Laboratories, Inc. ..............      395,502
    25,000       Nektar Therapeutics* ..................      539,500
     7,300       Neurocrine Biosciences, Inc.* .........      431,430
    16,200       Onyx Pharmaceuticals, Inc.* ...........      655,452
     9,500       Pharmaceutical Resources, Inc.* .......      540,170
    24,000       QLT Inc.* .............................      612,960
    24,000       Salix Pharmaceuticals, Ltd.* ..........      696,480
     7,500       Taro Pharmaceutical
                  Industries Ltd.* .....................      434,925
    23,300       Vicuron Phamaceuticals, Inc.* .........      530,075
                                                          -----------
                                                           12,949,970

                 E-COMMERCE (0.6%)
    45,000       DiamondCluster International, Inc.
                  Class "A"* ...........................      435,600
     9,900       StarTek, Inc. .........................      359,766
    70,000       TIBCO Software, Inc.* .................      571,900
     6,000       WebEx Communications, Inc.* ...........      178,380
                                                          -----------
                                                            1,545,646

                 EDUCATIONAL
                  SERVICES (1.2%)
     6,775       Apollo Group, Inc. Class "A"* .........      583,395
     8,500       Bright Horizons Family
                  Solutions, Inc.* .....................      400,860
    12,800       Career Education Corp.* ...............      724,992
    12,000       Corinthian Colleges, Inc.* ............      396,720

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES                                                         VALUE
--------------------------------------------------------------------
     9,200       Education Management Corp.* ...........  $  292,836
    11,000       ITT Educational Services, Inc.* .......     343,200
     3,700       Strayer Education, Inc. ...............     432,789
                                                          ----------
                                                           3,174,792

                 ELECTRICAL
                  EQUIPMENT (0.8%)
    13,400       FLIR Systems, Inc.* ...................     510,808
    21,300       Rayovac Corp.* ........................     609,180
    13,500       Rockwell Automation, Inc. .............     468,045
    14,900       ROFIN-SINAR
                  Technologies, Inc.* ..................     444,765
    10,000       WESCO International, Inc.* ............     149,000
                                                          ----------
                                                           2,181,798

                 ELECTRIC UTILITY --
                  CENTRAL (0.1%)
    30,000       CenterPoint Energy, Inc. ..............     342,900

                 ELECTRONICS (2.2%)
    14,000       Amphenol Corp. Class "A"* .............     415,800
    49,000       California Micro Devices Corp.* .......     651,700
    14,000       Cubic Corp. ...........................     364,000
     6,200       Diodes, Inc.* .........................     135,222
    10,400       Harman International
                  Industries, Inc. .....................     827,840
    11,000       Harris Corp. ..........................     532,510
    15,600       Herley Industries, Inc.* ..............     294,528
    12,000       Plantronics, Inc.* ....................     439,320
    10,400       Rogers Corp.* .........................     555,048
    26,000       Sonic Solutions* ......................     492,960
    23,000       Titan Corp. (The)* ....................     464,370
    20,100       Trimble Navigation Ltd.* ..............     460,893
     5,000       Wilson Greatbatch
                  Technologies, Inc.* ..................     181,400
                                                          ----------
                                                           5,815,591

                 ENTERTAINMENT (0.2%)
    22,000       XM Satellite Radio Holdings Inc.
                  Class ""A""* .........................     616,000

SHARES                                                         VALUE
--------------------------------------------------------------------
                 ENTERTAINMENT
                  TECHNOLOGY (0.6%)
    15,000       Activision, Inc.* .....................  $  237,300
     8,600       Avid Technology, Inc.* ................     396,718
    31,000       Scientific Games Corp.
                  Class "A"* ...........................     580,320
    10,700       Take-Two Interactive
                  Software, Inc.* ......................     393,546
                                                          ----------
                                                           1,607,884

                 ENVIRONMENTAL (0.8%)
    23,800       Bennett Environmental Inc.* ...........     302,260
     8,300       CUNO, Inc.* ...........................     372,504
    15,000       Republic Services, Inc. ...............     406,050
     8,400       Stericycle, Inc.* .....................     402,024
    57,500       SunOpta Inc.* .........................     568,675
                                                          ----------
                                                           2,051,513

                 FINANCIAL SERVICES (3.0%)
    25,500       Cash America International, Inc. ......     587,775
    26,000       CharterMac ............................     644,280
     6,900       Financial Federal Corp.* ..............     230,667
    15,500       First Cash Financial
                  Services, Inc.* ......................     521,265
    25,000       Fremont General Corp. .................     765,000
    22,000       Friedman, Billings, Ramsey
                  Group, Inc. Class "A" ................     593,780
    10,500       Global Payments Inc. ..................     473,340
    13,000       Investors Financial
                  Services Corp. .......................     537,160
    27,000       Knight Trading Group, Inc.* ...........     341,820
     8,000       Leucadia National Corp. ...............     426,240
    11,500       New Century Financial Corp. ...........     558,440
    16,600       ProAssurance Corp.* ...................     581,000
     6,000       Stewart Information
                  Services Corp. .......................     235,800
     3,800       Triad Guaranty Inc.* ..................     200,450
    12,400       Wintrust Financial Corp. ..............     603,012
    22,500       World Acceptance Corp.* ...............     438,975
                                                          ----------
                                                           7,739,004

--------------------------------------------------------------------------------
8

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                           VALUE
----------------------------------------------------------------------
                 FOOD PROCESSING (0.7%)
    11,850       Dean Foods Co.* .........................  $  395,790
     3,000       Flowers Foods, Inc. .....................      78,720
    12,000       McCormick & Co., Inc. ...................     402,240
     7,400       Smucker (J.M.) Co. ......................     390,572
    13,300       United Natural Foods, Inc.* .............     639,597
                                                            ----------
                                                             1,906,919

                 FOREIGN ELECTRONICS/
                  ENTERTAINMENT (0.2%)
    27,000       AU Optronics Corp. (ADR) ................     564,300

                 FURNITURE/HOME
                  FURNISHINGS (0.6%)
     9,700       HON INDUSTRIES Inc. .....................     360,452
    10,000       Hooker Furniture Corp. ..................     232,400
    22,400       Select Comfort Corp.* ...................     618,016
    10,500       Tuesday Morning Corp.* ..................     361,830
                                                            ----------
                                                             1,572,698

                 HEALTHCARE
                  INFORMATION
                  SYSTEMS (0.5%)
    26,000       eResearch Technology, Inc.* .............     729,300
    26,500       Omnicell, Inc.* .........................     524,965
                                                            ----------
                                                             1,254,265

                 HOME APPLIANCE (0.2%)
    10,200       Toro Company (The) ......................     632,400

                 HOMEBUILDING (0.1%)
    12,000       WCI Communities, Inc.* ..................     300,360

                 HOTEL/GAMING (1.6%)
    18,200       Alliance Gaming Corp.* ..................     584,766
    12,400       Choice Hotels, Inc. .....................     554,776
    11,400       GTECH Holdings Corp. ....................     674,196
     9,600       International Game Technology ...........     431,616
    21,500       Penn National Gaming, Inc.* .............     618,555
    16,800       Station Casinos, Inc. ...................     742,056
    17,600       WMS Industries, Inc.* ...................     545,600
                                                            ----------
                                                             4,151,565

SHARES                                                           VALUE
----------------------------------------------------------------------
                 HOUSEHOLD
                  PRODUCTS (0.6%)
     9,600       Energizer Holdings, Inc.* ...............  $  448,224
     9,400       Scotts Company (The) Class "A"*               603,010
    16,200       Yankee Candle Company,
                  Inc. (The)* ............................     446,796
                                                            ----------
                                                             1,498,030

                 HUMAN RESOURCES (0.6%)
    23,400       Gevity HR, Inc. .........................     683,280
    17,100       Resources Connection, Inc.* .............     754,435
                                                            ----------
                                                             1,437,715

                 INDUSTRIAL
                  SERVICES (1.9%)
    23,000       Aaron Rents, Inc. .......................     572,470
     9,800       C.H. Robinson Worldwide, Inc. ...........     406,700
     7,000       Charles River Associates Inc.* ..........     229,502
    17,000       Corrections Corp. of America* ...........     605,200
    10,800       Expeditors International of
                  Washington, Inc. .......................     426,492
    12,200       Iron Mountain, Inc.* ....................     544,486
    30,000       Navigant Consulting, Inc.* ..............     606,900
    19,700       Rollins, Inc. ...........................     507,669
    23,000       Unova, Inc.* ............................     497,030
    13,400       World Fuel Services
                  Corporation ............................     492,182
                                                            ----------
                                                             4,888,631

                 INFORMATION
                  SERVICES (0.7%)
    18,000       Alliance Data Systems Corp.* ............     603,900
     8,300       Arbitron, Inc.* .........................     334,158
     8,000       Corporate Executive Board
                  Company (The) ..........................     376,000
     9,400       CoStar Group, Inc.* .....................     346,766
     7,000       Interactive Data Corp.* .................     124,460
     3,500       SI International, Inc.* .................      80,850
                                                            ----------
                                                             1,866,134

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES                                                          VALUE
---------------------------------------------------------------------
                 INSURANCE -- LIFE (0.4%)
    13,400       Delphi Financial Group, Inc. ...........  $  563,068
     3,300       StanCorp Financial Group, Inc. .........     215,325
     5,300       Torchmark Corp. ........................     285,087
                                                           ----------
                                                            1,063,480

                 INSURANCE --
                  PROPERTY/CASUALTY (2.7%)
    10,700       Arch Capital Group Ltd.* ...............     449,721
    11,700       Berkley (W.R.) Corp. ...................     466,596
     4,300       Everest Re Group, Ltd. .................     367,392
    18,661       Fidelity National Financial, Inc. ......     738,976
    16,400       HCC Insurance Holdings, Inc. ...........     530,212
    13,400       Infinity Property & Casualty
                  Corp. .................................     421,162
    10,500       IPC Holdings, Ltd. .....................     413,595
    10,700       Mercury General Corp. ..................     534,251
     7,200       Midland Co. ............................     179,640
     2,000       Montpelier Re Holdings Ltd. ............      74,480
    22,400       Odyssey Re Holdings Corp. ..............     604,800
     4,500       Old Republic International Corp. .......     110,520
     8,000       Philadelphia Consolidated
                  Holding Corp.* ........................     464,000
     7,000       RenaissanceRe Holdings Ltd. ............     364,000
    15,100       RLI Corp. ..............................     582,860
     3,900       State Auto Financial Corp. .............     100,659
    13,900       Zenith National Insurance Corp. ........     544,880
                                                           ----------
                                                            6,947,744

                 INTERNET (2.9%)
    50,000       Akamai Technologies, Inc.* .............     657,000
    32,000       AmeriTrade Holding Corp.* ..............     492,800
    20,000       Ask Jeeves, Inc.* ......................     714,600
    48,000       Autobytel, Inc.* .......................     633,600
    13,000       Blue Coat Systems, Inc.* ...............     696,540
     9,000       CheckFree Corp.* .......................     265,140
    47,000       Digitas Inc.* ..........................     483,630
    40,000       Harris Interactive Inc.* ...............     337,200
    16,000       InfoSpace, Inc.* .......................     621,920
    11,000       NetEase.com, Inc. (ADR)* ...............     547,690
    21,400       Netopia, Inc.* .........................     262,364
    56,000       NIC, Inc.* .............................     338,240

SHARES                                                          VALUE
---------------------------------------------------------------------
    61,000       Opsware, Inc.* .........................  $  461,160
    48,000       S1 Corporation* ........................     364,800
    11,000       SupportSoft, Inc.* .....................     121,110
    57,000       ValueClick, Inc.* ......................     615,600
                                                           ----------
                                                            7,613,394

                 MACHINERY (0.9%)
    15,200       Actuant Corp. Class "A"* ...............     596,296
     9,100       Curtiss-Wright Corp. ...................     426,517
    14,000       Donaldson Co., Inc. ....................     371,420
    17,250       Graco Inc. .............................     502,148
    11,000       MSC Industrial Direct Co, Inc.
                  Class "A" .............................     329,450
                                                           ----------
                                                            2,225,831

                 MANUFACTURED
                  HOUSING/RECREATIONAL
                  VEHICLE (0.5%)
    25,000       Fleetwood Enterprises, Inc.* ...........     307,000
    18,000       Thor Industries, Inc. ..................     483,480
    14,400       Winnebago Industries, Inc. .............     448,848
                                                           ----------
                                                            1,239,328

                 MARITIME (0.3%)
    12,000       General Maritime Corp.* ................     301,800
    18,000       Tsakos Energy Navigation Ltd. ..........     543,600
                                                           ----------
                                                              845,400

                 MEDICAL SERVICES (3.9%)
    18,800       American Healthways, Inc.* .............     459,096
    20,400       American Medical Systems
                 Holdings, Inc.* ........................     540,600
    10,800       Centene Corp.* .........................     330,372
    10,800       Coventry Health Care, Inc.* ............     457,164
    11,100       DaVita Inc.* ...........................     530,025
    26,800       Gentiva Health Services Inc.* ..........     415,132
    17,600       Given Imaging Ltd.* ....................     602,800
     2,500       I-Flow Corp.* ..........................      35,200
    18,800       Inveresk Research Group, Inc.* .........     534,296
    12,000       Kindred Healthcare, Inc.* ..............     603,600
    14,700       LabOne, Inc.* ..........................     446,880
    22,000       Nabi Biopharmaceuticals* ...............     342,100
    16,000       Odyssey Healthcare, Inc.* ..............     301,600

--------------------------------------------------------------------------------
10

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                          VALUE
---------------------------------------------------------------------
    11,400       Renal Care Group, Inc.* ...............  $   521,664
    36,000       Select Medical Corp. ..................      601,200
    17,000       Sierra Health Services, Inc.* .........      618,800
    54,000       TLC Vision Corp.* .....................      618,840
    14,000       United Surgical Partners
                  International, Inc.* .................      475,160
     5,740       UnitedHealth Group Inc. ...............      369,886
    18,100       VCA Antech, Inc.* .....................      644,903
    10,200       WellChoice, Inc.* .....................      376,380
     3,947       Wellpoint Health Networks, Inc.* ......      448,853
                                                          -----------
                                                           10,274,551

                 MEDICAL SUPPLIES (5.3%)
    24,500       Abaxis. Inc.* .........................      496,125
    25,600       Advanced Medical Optics, Inc.* ........      624,640
    11,550       Advanced Neuromodulation
                  Systems, Inc.* .......................      416,839
    29,000       ALARIS Medical Systems, Inc.* .........      540,850
    32,000       Align Technology, Inc.* ...............      608,320
     5,300       Bard (C.R.), Inc. .....................      517,492
    42,800       Candela Corp.* ........................      586,788
    24,500       Connetics Corp.* ......................      543,165
    10,700       Cooper Companies, Inc. ................      577,800
    13,600       Dade Behring Holdings, Inc.* ..........      604,928
     5,500       DENTSPLY International, Inc. ..........      243,815
    20,000       EPIX Medical, Inc.* ...................      415,000
     8,700       Fisher Scientific
                  International, Inc.* .................      478,848
    10,000       IDEXX Laboratories, Inc.* .............      568,700
    13,650       Inamed Corp.* .........................      727,272
    15,200       Integra LifeSciences
                  Holdings Corp.* ......................      465,424
    17,000       Kyphon, Inc.* .........................      406,470
    75,000       MedSource Technologies, Inc.* .........      444,000
    19,000       Mentor Corp. ..........................      571,900
    24,076       Merit Medical Systems, Inc.* ..........      521,005
    16,700       PolyMedica Corp. ......................      447,894
    20,000       Possis Medical, Inc.* .................      562,600
     9,400       Respironics, Inc.* ....................      507,788

SHARES                                                          VALUE
---------------------------------------------------------------------
    16,000       Sybron Dental Specialties, Inc.* ......  $   436,000
    21,000       TheraSense, Inc.* .....................      566,160
     5,600       Varian Medical Systems, Inc.* .........      483,336
    16,800       Wright Medical Group, Inc.* ...........      515,760
                                                          -----------
                                                           13,878,919

                 METAL FABRICATING (0.4%)
    19,000       Chicago Bridge & Iron Co., N.V. .......      528,770
    13,900       Metal Management, Inc.* ...............      509,852
                                                          -----------
                                                            1,038,622

                 NATURAL GAS --
                  DISTRIBUTION (0.5%)
    13,600       AGL Resources Inc. ....................      394,672
    13,800       Energen Corp. .........................      569,250
    11,250       UGI Corp. .............................      370,350
                                                          -----------
                                                            1,334,272

                 NATURAL GAS --
                  DIVERSIFIED (0.8%)
    10,000       Equitable Resources, Inc. .............      444,200
    23,500       Patina Oil & Gas Corp. ................      616,875
    18,000       Southwestern Energy Co.* ..............      434,160
    20,833       XTO Energy, Inc. ......................      525,812
                                                          -----------
                                                            2,021,047

                 NEWSPAPER (0.4%)
     2,700       Gannett Co., Inc. .....................      237,978
     4,600       Knight-Ridder, Inc. ...................      336,950
     6,900       Lee Enterprises, Inc. .................      311,742
     1,400       McClatchy Co. (The) Class "A" .........       99,456
                                                          -----------
                                                              986,126

                 OFFICE EQUIPMENT &
                  SUPPLIES (0.6%)
     6,500       Ennis Business Forms, Inc. ............      108,810
    16,800       Global Imaging Systems, Inc.* .........      558,096
    13,400       Imagistics International, Inc.* .......      590,270
    12,000       Staples, Inc.* ........................      304,680
                                                          -----------
                                                            1,561,856

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES                                                         VALUE
--------------------------------------------------------------------
                 OILFIELD
                  SERVICES/EQUIPMENT (0.6%)
     9,200       CARBO Ceramics Inc. ...................  $  579,140
    12,000       FMC Technologies, Inc.* ...............     324,360
     8,700       Teekay Shipping Corp. .................     599,430
                                                          ----------
                                                           1,502,930

                 PACKAGING &
                  CONTAINER (0.6%)
     5,800       Ball Corp. ............................     393,124
    13,300       CLARCOR Inc. ..........................     587,195
    16,500       Jarden Corp.* .........................     585,915
                                                          ----------
                                                           1,566,234
                 PETROLEUM --
                  INTERGRATED (0.2%)
    10,000       Meridian Resource Corp. (The)* ........      60,200
     7,000       Murphy Oil Corp. ......................     440,790
                                                          ----------
                                                             500,990
                 PETROLEUM --
                  PRODUCING (1.5%)
    29,000       Comstock Resources, Inc.* .............     576,230
    17,400       Evergreen Resources, Inc.* ............     597,690
    47,000       Harvest Natural Resources, Inc.* ......     686,670
     8,000       Pogo Producing Co. ....................     366,960
    17,500       Suncor Energy, Inc. ...................     478,625
    21,300       Ultra Petroleum Corp.* ................     639,213
    16,300       Westport Resources Corp.* .............     537,737
                                                          ----------
                                                           3,883,125
                 PHARMACY
                  SERVICES (0.7%)
    13,000       Accredo Health, Inc.* .................     495,300
    12,578       Caremark Rx, Inc.* ....................     418,202
    15,000       NeighborCare, Inc.* ...................     363,750
    11,400       Omnicare, Inc. ........................     505,362
                                                          ----------
                                                           1,782,614

SHARES                                                         VALUE
--------------------------------------------------------------------
                 PRECISION
                  INSTRUMENT (1.0%)
    23,500       August Technology Corp.* ..............  $  352,500
     9,200       Dionex Corp.* .........................     485,760
    10,500       Kronos Inc.* ..........................     341,565
    24,400       Laserscope* ...........................     482,632
    29,000       Symmetricom, Inc.* ....................     260,130
    19,100       Tektronix, Inc. .......................     624,761
                                                          ----------
                                                           2,547,348

                 PUBLISHING (0.3%)
     3,500       Banta Corp. ...........................     162,015
     7,200       Meredith Corp. ........................     364,032
     7,000       Wiley (John) & Sons, Inc.
                  Class "A" ............................     209,510
                                                          ----------
                                                             735,557

                 R.E.I.T. (5.4%)
    20,500       American Home Mortgage
                  Investment Corp. .....................     590,400
    12,300       Capital Automotive REIT ...............     434,313
    15,251       Catellus Development Corp. ............     396,679
     7,500       CBL & Associates Properties, Inc. .....     460,050
     8,300       Chelsea Property Group, Inc. ..........     522,402
    12,800       Developers Diversified
                  Realty Corp. .........................     517,120
    12,500       Entertainment Properties Trust ........     511,375
    20,500       Equity One, Inc. ......................     394,010
    10,000       Federal Realty Investment Trust .......     462,000
    14,500       Getty Realty Corp. ....................     385,265
    18,200       Heritage Property Investment
                  Trust, Inc. ..........................     566,020
    24,300       Impac Mortgage Holdings, Inc. .........     660,960
    13,000       iStar Financial, Inc. .................     549,900
    10,000       Macerich Company (The) ................     539,000
     4,000       Manufactured Home
                  Communities, Inc. ....................     141,200
    10,800       Mills Corporation (The) ...............     575,532

--------------------------------------------------------------------------------
12

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                          VALUE
---------------------------------------------------------------------
    18,200       Newcastle Investment Corp. ............  $   613,340
    11,600       Pan Pacific Retail
                  Properties, Inc. .....................      604,360
     4,500       Parkway Properties, Inc. ..............      210,375
    11,000       Pennsylvania Real Estate
                  Investment Trust .....................      414,260
    12,500       ProLogis Trust ........................      448,375
     6,500       PS Business Parks, Inc. ...............      301,275
     4,500       Redwood Trust, Inc. ...................      279,765
    11,400       Regency Centers Corp. .................      532,722
     9,200       Rouse Company (The) ...................      493,120
     8,600       Simon Property Group, Inc. ............      502,584
    13,100       Tanger Factory Outlet
                  Centers, Inc. ........................      593,692
    22,700       Taubman Centers, Inc. .................      571,359
     4,000       Thornburg Mortgage, Inc. ..............      124,400
    12,000       Ventas, Inc. ..........................      329,760
    12,000       Weingarten Realty Investors ...........      415,200
                                                          -----------
                                                           14,140,813

                 RAILROAD (0.2%)
    25,200       Genesee & Wyoming Inc.
                  Class "A"* ...........................      622,440

                 RECREATION (1.0%)
    20,500       K2 Inc.* ..............................      328,615
    29,250       Marvel Enterprises, Inc.* .............      561,307
    24,000       Multimedia Games, Inc.* ...............      593,760
    16,500       SCP Pool Corp.* .......................      614,790
    13,200       Shuffle Master, Inc.* .................      613,668
                                                          -----------
                                                            2,712,140

                 RESTAURANT (1.5%)
    14,650       Applebee's International, Inc. ........      605,778
    10,650       Brinker International, Inc.* ..........      403,954
     4,000       CBRL Group, Inc. ......................      158,560
     9,400       P.F. Chang's China Bistro, Inc.* ......      472,914
    21,300       RARE Hospitality
                  International, Inc.* .................      591,075

SHARES                                                          VALUE
---------------------------------------------------------------------
    14,700       Red Robin Gourmet
                  Burgers, Inc.* .......................  $   417,480
    18,600       Ruby Tuesday, Inc. ....................      597,990
    17,150       Sonic Corp.* ..........................      587,902
                                                          -----------
                                                            3,835,653

                 RETAIL AUTOMOTIVE (0.5%)
     9,600       Advance Auto Parts, Inc.* .............      390,432
    27,300       CSK Auto Corp.* .......................      494,403
    10,000       O'Reilly Automotive, Inc.* ............      400,400
                                                          -----------
                                                            1,285,235

                 RETAIL BUILDING
                  SUPPLY (0.5%)
     4,700       Fastenal Co. ..........................      252,343
    11,000       Hughes Supply, Inc. ...................      576,400
    14,800       Tractor Supply Co.* ...................      573,056
                                                          -----------
                                                            1,401,799

                 RETAIL -- SPECIAL
                  LINES (4.8%)
    15,000       Aeropostale, Inc.* ....................      543,900
    25,600       Audiovox Corp. Class "A"* .............      512,000
    12,650       Brookstone, Inc.* .....................      348,001
    16,600       Central Garden & Pet Company* .........      597,600
    16,700       Chico's FAS, Inc.* ....................      774,880
    26,000       Claire's Stores, Inc. .................      541,840
    18,000       Coach, Inc.* ..........................      737,820
    10,000       Dick's Sporting Goods, Inc.* ..........      581,400
    15,700       Finish Line, Inc. Class "A"* ..........      580,586
    20,000       Foot Locker, Inc. .....................      516,000
    15,700       Fossil, Inc.* .........................      523,595
    15,500       Guitar Center, Inc.* ..................      575,670
    16,850       Hibbett Sporting Goods, Inc.* .........      642,659
    21,000       Insight Enterprises, Inc.* ............      404,250
    16,200       NBTY, Inc.* ...........................      602,316
    10,300       Petco Animal Supplies, Inc.* ..........      290,254
    15,000       PETsMART, Inc. ........................      408,900
    15,000       Pier 1 Imports, Inc. ..................      355,500

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES                                                             VALUE
------------------------------------------------------------------------
    27,000       Quiksilver, Inc.* ........................  $   589,950
    11,600       Ross Stores, Inc. ........................      355,076
     5,000       Sharper Image Corp.* .....................      162,900
     9,300       Sports Authority, Inc. (The)* ............      372,744
     9,000       TJX Companies, Inc. (The) ................      221,040
     9,000       Urban Outfitters, Inc.* ..................      432,540
     8,600       Williams-Sonoma, Inc.* ...................      294,120
     9,600       Zale Corp.* ..............................      590,880
                                                             -----------
                                                              12,556,421

                 RETAIL STORE (0.1%)
     5,400       Family Dollar Stores, Inc. ...............      194,130
     7,000       Fred's, Inc. .............................      169,890
                                                             -----------
                                                                 364,020

                 SECURITIES
                  BROKERAGE (0.2%)
     5,000       Bear Stearns Companies,
                  Inc. (The) ..............................      438,400

                 SEMICONDUCTOR (1.0%)
    27,000       ATI Technologies, Inc.* ..................      440,100
    20,000       Fairchild Semiconductor
                  International, Inc. Class "A"* ..........      480,600
    19,000       Mattson Technology, Inc.* ................      227,240
     5,000       Nanometrics, Inc.* .......................       76,550
    20,000       OmniVision Technologies, Inc.* ...........      546,200
    75,000       ON Semiconductor Corp.* ..................      565,500
     5,000       Standard Microsystems Corp.* .............      133,200
     6,000       Tripath Technology Inc.* .................       24,480
                                                             -----------
                                                               2,493,870

                 SHOE (0.6%)
    11,000       Brown Shoe Company, Inc. .................      400,730
    26,300       Genesco, Inc.* ...........................      609,634
    24,800       K-Swiss Inc. Class "A" ...................      606,856
                                                             -----------
                                                               1,617,220

                 STEEL -- GENERAL (0.4%)
     7,000       Cleveland-Cliffs Inc.* ...................      458,010
    24,000       Gerdau S.A. (ADR) ........................      559,200
                                                             -----------
                                                               1,017,210

SHARES                                                             VALUE
------------------------------------------------------------------------
                 TELECOMMUNICATIONS
                  EQUIPMENT (1.6%)
     6,000       ADTRAN, Inc. .............................  $   180,180
    58,000       Airspan Networks, Inc.* ..................      338,720
    33,500       Andrew Corp.* ............................      586,250
    18,000       Applied Signal Technology, Inc. ..........      491,760
    43,000       Aspect Communications Corp.* .............      673,810
    29,000       AudioCodes Ltd.* .........................      336,400
     6,000       Avici Systems Inc.* ......................       81,720
    12,000       C-Cor.net Corp.* .........................      168,240
    14,300       Comtech Telecommunications
                  Corp.* ..................................      331,760
    22,000       Gilat Satellite Networks Ltd.* ...........      195,140
    16,000       MasTec, Inc.* ............................      151,520
     1,870       SafeNet, Inc.* ...........................       70,200
    10,000       Silicon Laboratories Inc.* ...............      528,800
                                                             -----------
                                                               4,134,500

                 TELECOMMUNICATION
                  SERVICES (1.5%)
    25,000       At Road, Inc.* ...........................      306,750
    41,700       Crown Castle International Corp.* ........      526,671
    20,800       Dycom Industries, Inc.* ..................      551,616
     3,000       Golden Telecom, Inc.* ....................      102,090
     3,000       Inet Technologies, Inc.* .................       37,230
     6,000       Millicom International
                  Cellular S.A.* ..........................      132,000
    18,600       NII Holdings, Inc. Class "B"* ............      651,558
    13,500       NTL Inc.* ................................      802,575
    32,000       Ptek Holdings, Inc.* .....................      294,080
    22,000       Western Wireless Corp.
                  Class "A"* ..............................      514,140
                                                             -----------
                                                               3,918,710
                 THRIFT (4.2%)
    13,800       Anchor BanCorp Wisconsin Inc. ............      352,590
    34,484       Bank Mutual Corp. ........................      385,876
    14,000       BankAtlantic Bancorp, Inc.
                  Class "A" ...............................      237,440
    23,600       Brookline Bancorp, Inc. ..................      376,420
    34,000       Commercial Capital
                 Bancorp, Inc.* ...........................      779,280

--------------------------------------------------------------------------------
14

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                              VALUE
-------------------------------------------------------------------------
     7,000       Connecticut Bancshares, Inc. .............  $    363,720
    10,600       Fidelity Bankshares, Inc. ................       388,490
    11,650       First BanCorp ............................       484,640
    24,832       First Niagara Financial Group, Inc. ......       338,957
     9,000       FirstFed Financial Corp.* ................       415,170
    22,050       Flagstar Bancorp, Inc. ...................       565,582
    12,300       Harbor Florida Bancshares, Inc. ..........       355,962
    14,800       Hudson City Bancorp, Inc. ................       560,032
    14,200       Hudson River Bancorp, Inc. ...............       292,520
    20,777       New York Community
                  Bancorp, Inc. ...........................       712,235
    18,492       Oriental Financial Group, Inc. ...........       588,970
    16,200       PFF Bancorp, Inc. ........................       617,706
     5,000       Quaker City Bancorp, Inc. ................       272,000
    29,761       Sovereign Bancorp, Inc. ..................       637,481
    13,040       Sterling Financial Corp.* ................       481,046
    12,100       Washington Federal, Inc. .................       308,913
    16,590       Waypoint Financial Corp. .................       444,944
    13,000       Westcorp .................................       572,910
     9,900       WSFS Financial Corp. .....................       496,683
                                                             ------------
                                                               11,029,567

                 TIRE & RUBBER (0.4%)
     8,400       Carlisle Companies, Inc. .................       475,860
    19,400       TBC Corp.* ...............................       569,778
                                                             ------------
                                                                1,045,638

                 TOBACCO (0.2%)
    11,000       Universal Corp. ..........................       559,020

                 TOILETRIES/COSMETICS (0.7%)
    18,400       Helen of Troy Ltd.* ......................       570,584
    28,000       Nu Skin Enterprises, Inc.
                  Class "A" ...............................       564,200
    13,200       Regis Corp. ..............................       586,608
                                                             ------------
                                                                1,721,392

SHARES                                                              VALUE
-------------------------------------------------------------------------
                 TRUCKING (1.3%)
    10,200       Arkansas Best Corp. ......................  $    273,258
    16,400       Heartland Express, Inc. ..................       373,592
    14,000       Hunt (J.B.) Transport
                  Services, Inc.* .........................       394,380
    13,300       Knight Transportation, Inc.* .............       318,934
    14,700       Landstar System, Inc.* ...................       601,818
    13,200       Old Dominion Freight Line, Inc.*                 444,840
     4,100       P.A.M. Transporation
                  Services, Inc.* .........................        70,930
     8,000       Pacer International Inc.* ................       176,320
    13,750       Werner Enterprises, Inc. .................       260,562
    17,000       Yellow Corp.* ............................       572,390
                                                             ------------
                                                                3,487,024

                 WATER UTILITY (0.1%)
    11,000       Aqua America, Inc. .......................       238,480

                 WIRELESS
                  NETWORKING (1.1%)
    44,000       Alvarion Ltd.* ...........................       558,360
    17,000       Carrier Access Corp.* ....................       207,400
    27,000       Novatel Wireless, Inc.* ..................       580,500
     7,000       Research In Motion Ltd.* .................       653,170
    11,000       Sierra Wireless, Inc.* ...................       401,390
    13,000       SpectraSite, Inc.* .......................       482,300
                                                             ------------
                                                                2,883,120
                                                             ------------
                 TOTAL COMMON STOCKS
                  AND TOTAL INVESTMENT
                  SECURITIES (92.5%)
                 (COST $180,584,907) ......................   241,194,179
                                                             ------------

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2004
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.6%)
 (INCLUDING ACCRUED INTEREST)
$ 10,000,000      Collateralized by $7,127,000
                    U.S. Treasury Bonds 8.00%,
                    due 11/15/21, with a value of
                    $10,209,097 (with UBS
                    Warburg LLC, 0.99%, dated
                    3/31/04, due 4/1/04, delivery
                    value $10,000,275) ....................   $10,000,275
   7,300,000      Collateralized by $7,395,000
                    U.S. Treasury Notes 1.625%,
                    due 1/31/05, with a value of
                    $7,447,161 (with Morgan
                    Stanley, 0.93%, dated 3/31/04,
                    due 4/1/04, delivery value
                    $7,300,189) ...........................     7,300,189
                  TOTAL REPURCHASE
                    AGREEMENTS
                                                             ------------
                    (COST $17,300,464) ....................    17,300,464
                                                             ------------

CASH AND OTHER ASSETS IN EXCESS
 OF LIABILITIES (0.9%) ....................................     2,384,543
                                                             ------------

NET ASSETS (100.0%) .......................................  $260,879,186
                                                             ============

NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER
 OUTSTANDING SHARE ($260,879,186 divided by
 10,955,819 SHARES OUTSTANDING) ...........................  $      23.81
                                                             ============

* NON-INCOME PRODUCING

(ADR) AMERICAN DEPOSITARY RECEIPTS





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

ASSETS:
Investment securities, at value
 (Cost - $180,584,907) .........................    $241,194,179
Repurchase agreements
 (Cost - $17,300,464) ..........................      17,300,464
Cash ...........................................         126,063
Receivable for capital shares sold .............       2,002,826
Receivable for securities sold .................       1,383,931
Dividends and interest receivable ..............         155,374
                                                    ------------
 TOTAL ASSETS ..................................     262,162,837
                                                    ------------
LIABILITIES:
Payable for capital shares repurchased .........         570,482
Payable for securities purchased ...............         459,581
Accrued expenses:
 Advisory fee payable ..........................         158,346
 Service and distribution plan
  fees payable .................................          52,782
 Other .........................................          42,460
                                                    ------------
     TOTAL LIABILITIES .........................       1,283,651
                                                    ------------
NET ASSETS .....................................    $260,879,186
                                                    ============
NET ASSETS CONSIST OF:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   10,955,819 shares) ..........................    $     10,956
Additional paid-in capital .....................     203,421,704
Undistributed net investment income ............          55,428
Accumulated net realized loss on
   investments .................................      (3,218,179)
Net unrealized appreciation of
   investments .................................      60,609,272
                                                    ------------
NET ASSETS .....................................    $260,879,186
                                                    ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ($260,879,186 divided by
   10,955,819 SHARES OUTSTANDING) ..............    $      23.81
                                                    ============

STATEMENT OF OPERATIONS
AT MARCH 31, 2004
----------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding
 tax of $5,923) ................................     $ 1,727,318
Interest .......................................         169,752
                                                     -----------
   Total Income ................................       1,897,070
                                                     -----------
EXPENSES:
Advisory fee ...................................       1,370,607
Service and distribution plan fee ..............         456,869
Auditing and legal fees ........................          64,368
Custodian fees .................................          59,073
Transfer agent fees ............................          46,588
Quote charge ...................................          37,660
Accounting and bookkeeping expense .............          32,400
Printing .......................................          31,921
Registration and filing fees ...................          30,458
Insurance, dues and other ......................          21,765
Directors' fees and expenses ...................          20,026
Postage ........................................          10,894
                                                     -----------
    Total expenses before
     custody credits ...........................       2,182,629
    Less: custody credits ......................          (1,734)
                                                     -----------
    Net Expenses ...............................       2,180,895
                                                     -----------
NET INVESTMENT LOSS ............................        (283,825)
                                                     -----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
   Net Realized Gain ...........................       6,273,662
   Change in Net Unrealized
    Appreciation ...............................      53,912,778
                                                     -----------
NET REALIZED GAIN AND CHANGE IN NET
   UNREALIZED APPRECIATION ON
   INVESTMENTS .................................      60,186,440
                                                     -----------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS ..............................         $59,902,615
                                                     ===========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                            YEAR ENDED          YEAR ENDED
                                                                          MARCH 31, 2004      MARCH 31, 2003
                                                                         ----------------   -----------------
OPERATIONS:
 Net investment loss .................................................    $    (283,825)     $     (170,874)
 Net realized gain (loss) on investments .............................        6,273,662          (9,515,094)
 Change in net unrealized appreciation ...............................       53,912,778          (7,336,504)
                                                                          ---------------------------------
 Net increase (decrease) in net assets from operations ...............       59,902,615         (17,022,472)
                                                                          ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ......................               --            (968,868)
                                                                          ---------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................      179,976,223         261,748,234
 Proceeds from reinvestment of distributions to shareholders .........               --             945,062
 Cost of shares repurchased ..........................................      (88,599,897)       (206,667,181)
                                                                          ---------------------------------
 Net increase from capital share transactions ........................       91,376,326          56,026,115
                                                                          ---------------------------------
TOTAL INCREASE IN NET ASSETS .........................................      151,278,941          38,034,775
NET ASSETS:
 Beginning of year ...................................................      109,600,245          71,565,470
                                                                          ---------------------------------
 End of year .........................................................    $ 260,879,186      $  109,600,245
                                                                          =================================
NET UNDISTRIBUTED INVESTMENT INCOME, AT END OF YEAR ..................    $      55,428      $           --
                                                                          =================================










SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
18

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                     MARCH 31, 2004
--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NSADAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock, were as follows:

                                  YEAR           YEAR
                                  ENDED          ENDED
                                 MARCH 31,      MARCH 31,
                                  2004           2003
                               ----------     ----------
Shares sold .................   8,630,468     15,089,311
Shares issued to
   shareholders in
   reinvestment of
   distributions ............          --         55,559
                               ----------     ----------
                                8,630,468     15,144,870
Shares repurchased ..........   4,291,517     12,080,414
                               ----------     ----------
Net increase ................   4,338,951      3,064,456
                               ==========     ==========


3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                   YEAR ENDED
                                    MARCH 31,
                                     2004
                                  ------------
PURCHASES:
Investment Securities .........   $174,749,691
                                  ============
SALES:
Investment Securities .........   $ 90,823,327
                                  ============


4. INCOME TAXES
At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purposes .........   $197,978,468
                                                 ============
Gross tax unrealized appreciation ............   $ 63,077,789
Gross tax unrealized depreciation ............      2,561,614
                                                 ------------
Net tax unrealized appreciation on
   Investments ...............................   $ 60,516,175
                                                 ============
Capital loss carryforward expiring
   March 31, 2011 ............................   $  3,069,654
                                                 ============

In the year ended March 31, 2004 the Fund utilized $3,114,062 of its carryforward loss.

The tax composition of the dividends to shareholders for the years ended March 31, 2004 and 2003 were as follows:

                                     2004        2003
                                    --------   --------
Long-term capital gains .........   $    -0-   $968,868

Net realized gain (loss) differ for financial statements and tax purposes primarily due to differing treatments of wash sales, net operating losses, and return of capital from investments in REITs.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund reclassified $339,253 from accumulated net investment loss and decreased additional paid in capital $384,155 and decreased accumulated net realized loss $44,902. Net assets were not affected by this reclassification.

--------------------------------------------------------------------------------
20

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------


5. ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $1,370,607 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2004. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2004, fees amounting to $456,869 were paid or payable to the Distributor under this plan.

For the year ended March 31, 2004, the Fund's expenses were reduced by $1,734 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the year ended March 31, 2004, the Fund paid brokerage commissions totaling $124,950 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 2004, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,249,087 shares of the Fund's capital stock, representing 11.4% of the outstanding shares. In addition, officers and directors owned 26,561 shares of capital stock representing, less than 1% of the outstanding shares.










--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                         YEARS ENDED MARCH 31,
                                            ---------------------------------------------------------------------------
                                                 2004            2003            2002            2001            2000
                                            ---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ....     $     16.56     $     20.15     $     16.66     $     24.97     $     13.24
                                            ---------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment loss .................            (.03)           (.03)           (.11)           (.19)           (.15)(2)
  Net gains or (losses) on securities
    (both realized and unrealized) ....            7.28           (3.40)           3.70           (5.13)          12.39
                                            ---------------------------------------------------------------------------
  Total from investment operations ....            7.25           (3.43)           3.59           (5.32)          12.24
                                            ---------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Distributions from net realized gains              --            (.16)           (.10)          (2.99)           (.51)
                                            ---------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ..........     $     23.81     $     16.56     $     20.15     $     16.66     $     24.97
                                            ===========================================================================
TOTAL RETURN ..........................           43.78%         (17.04)%         21.55%         (21.86)%         93.59%
                                            ===========================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)      $   260,879     $   109,600     $    71,565     $    42,021     $    50,784
Ratio of operating expenses to
 average net assets ...................            1.19%(1)        1.36%(1)        1.48%(1)        1.48%(1)        1.34%(1)(2)
Ratio of net investment loss to
 average net assets ...................           (0.16)%         (0.19)%         (0.75%)         (0.97%)         (0.96%)(2)
Portfolio turnover rate ...............              55%             79%            130%            111%            104%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE YEARS ENDED MARCH 31, 2004, AND 2002, 1.35% FOR THE YEAR ENDED MARCH 31, 2003, 1.46% FOR THE YEAR ENDED MARCH 31, 2001, AND 1.32% FOR THE YEAR ENDED MARCH 31, 2000.

(2) NET OF WAIVED ADVISORY FEE AND SERVICE AND DISTRIBUTION PLAN FEES. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND FOR THE YEAR ENDED MARCH 31, 2000, NET INVESTMENT LOSS PER SHARE WOULD HAVE BEEN $(.21), THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.69%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.31)%.





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
22

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc., at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


May 14, 2004











--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                                         OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                                       HELD BY DIRECTOR
====================================================================================================================================
INTERESTED DIRECTORS*
--------------------
Jean Bernhard Buttner      Chairman of the      Since 1993    Chairman, President and Chief Executive Officer    Value Line, Inc.
Age 69                     Board of Directors                 of Value Line, Inc. (the "Adviser") and Value
                           and President                      Line Publishing, Inc. Chairman and President of
                                                              each of the 14 Value Line Funds and Value Line
                                                              Securities Inc. (the "Distributor").
------------------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 1993    Real Estate Executive: President, Ruth Realty      Value Line, Inc.
5 Outrider Road                                               (real estate broker); Director of the Adviser
Rolling Hills, CA 90274                                       since 2000.
Age 69
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler           Director             Since 2000    Consultant, Academic Search Consultation Service,  None
1611 Cold Spring Rd.                                          Inc. Trustee Emeritus and Chairman (1993-1994)
Williamstown, MA 01267                                        of the Board of Trustees of Duke University;
Age 80                                                        President Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 1993    Customer Support Analyst, Duke Power Company.      None
4921 Buckingham Drive
Charlotte, NC 28209
Age 62
------------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 1993    Professor of History,                              Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to                          Insurance Company
Williamstown, MA 01267                                        present. President Emeritus                        of America
Age 72                                                        since 1994 and President,
                                                              1985-1994;
                                                              Chairman
                                                              (1993-1997) and
                                                              Interim President
                                                              (2002) of the
                                                              American Council
                                                              of Learned
                                                              Societies.

--------------------------------------------------------------------------------
24

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                                         OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                                       HELD BY DIRECTOR
====================================================================================================================================
David H. Porter              Director          Since 2000    Visiting Professor of Classics, Williams College,   None
5 Birch Run Drive                                            since 1999; President Emeritus, Skidmore College
Saratoga Springs, NY 12866                                   since 1999 and President, 1987-1998.
Age 68
------------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director          Since 2000    Chairman, Institute for Political Economy.          A. Schulman Inc.
169 Pompano St.                                                                                                  (plastics)
Panama City Beach, FL 32413
Age 65
------------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director          Since 2000    Senior Financial Advisor, Veritable, L.P.           None
1409 Beaumont Drive                                          (investment adviser) since April 1, 2004; Senior
Gladwyne, PA 19035                                           Financial Advisor, Hawthorne, 2001-2004.
Age 55
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Stephen E. Grant             Vice President    Since 1999    Portfolio Manager with the Adviser.
Age 50
------------------------------------------------------------------------------------------------------------------------------------
Brett R. Mitstifer           Vice President    Since 2003    Portfolio Manager with the Adviser since 2003;      --
Age 41                                                       Executive Vice President, Hovey, Youngman
                                                             Associates (investment management), 2000-2003;
                                                             Portfolio Manager, Bankers Trust, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,   Since 1993    Director, Vice President and Compliance Officer of
Age 46                       Secretary and                   the Adviser. Director and Vice President of the
                             Treasurer                       Distributor. Vice President, Secretary and
                                                             Treasurer of each of the 14 Value Line Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.



--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.
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


                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.
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                                                                              27

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
28

Item 2.  Code of Ethics

         (a) The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officers and Principal Financial and Accounting Officer.

         (f) Pursuant to item 10(a), the Registrant is attaching as an exhibit a copy of it's Code of Ethics that applies to it's Principal Executive Officers and Principal Financial and Accounting Officer.

Item 3.  Audit Committee Financial Expert.

         (a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.
            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification or a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
------   --------------------------------------

         (a) Audit Fees 2003 - $35,806; Audit Fees 2002 - $27,408
         (b) Audit-Related fees - None
         (c) Tax Preparation Fees 2004 - $6,140; Tax Preparation Fees 2002 - $5,820
         (d) All Other Fees - None
         (e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.
         (e)(2) not applicable.
         (f) Not applicable.
         (g) Aggregate Non-Audit Fees 2004 - $6,140; Aggregate Non-Audit Fees 2003 - $5,820
         (h) Not applicable.


Item 10.  Controls and Procedures.
-------   -----------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.


Item 11.  Exhibits.
-------   --------

         (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE.

         (b)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99-906-CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.(Registrant) Value Line , Inc.

By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President


Date:  June 7, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date:  June 7, 2004
       ------------------